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US Legal Services

Michael A. Pignatella
Counsel
(860) 580-2831
Fax: (860) 580-4934
Michael.Pignatella@us.ing.com

August 11, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C
Post-Effective Amendment No. 15 to Registration Statement on Form N-4
Prospectus Title: ING MAP Plus NPSM
File Nos.: 333-109860 and 811-02513

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company and under the Securities Act of 1933 (the “1933
Act”), we are submitting for filing under Rule 485(a) of the 1933 Act, Post-Effective Amendment No. 15
to the Registration Statement on Form N-4. This filing describes a group variable annuity contract to be offered primarily in connection with 401(a), 401(k), 403(b) and 457(b) plans of tax-exempt organizations
(the “Contract”).

This filing contains a supplement to the Contract Prospectus dated August 11, 2010.

The purpose of this filing is to raise the maximum Transferred Asset Benefit Option charge we may deduct under the Contract. The supplement is in the exact form in which it will be used.

Opinion and consent of counsel and consent of independent auditors will be included in a subsequent post-effective amendment to the Registration Statement.

If you have any questions, please call the undersigned at 860-580-2831 or Cheryl Shelton at 860-580-
2844.

Sincerely,

/s/ Michael A. Pignatella

Michael A. Pignatella

Windsor Site	ING North America Insurance Corporation
One Orange Way, C1S
Windsor, CT 06095-4774